LINCOLN LIFE

Variable
Annuity
Fund A










Semiannual report
June 30, 1998

LINCOLN LIFE
VARIABLE ANNUITY FUND A

August 1998



Dear contractowner:

This booklet contains the semiannual report of the Lincoln Life Variable Annuity Fund A for the period ending June 30, 1998. Fund A performance for the first six months of 1998 was 13.6% after the deduction of fund and contract expenses.

The stock market continued its remarkable bull rally in the first half of 1998. The Standard & Poor's 500 Composite Stock Index (S&P 500) returned 17.7% for the first six months of the year. However, the stock market was extremely volatile during the second quarter. This volatility is expected to continue. The second quarter was mixed for the equity markets. Large stocks ended on a positive note; small stocks declined. The United States economy is currently strong. Low interest rates and low inflation provide a solid foundation for corporate earnings growth. However, there are signs of slowing as the U.S. trade deficit continues to widen.

We remain optimistic about the long-term prospects in the various financial markets, however we would caution that the types of returns received over the last couple of years cannot be expected every year. We believe Vantage Global Advisor's disciplined approach will continue to prevail for those of you willing to maintain a long-term investment strategy. Commentary from Vantage Global Advisors begins on page 3 of this booklet.

Please review the following information carefully. Your Lincoln Life sales representative will help answer any questions you may have, or you may contact a customer service representative at 800-4LINCOLN (800-454-6265). We appreciate your continued confidence in Lincoln Life and look forward to helping you meet your long-term financial goals.

Sincerely,


/s/ Jeffrey K. Dellinger
------------------------
Jeffrey K. Dellinger
Vice President

PORTFOLIO MANAGER'S SUMMARY AND COMMENTARY

VARIABLE FUND A

Managed by Vantage Global Advisors


Fund A gained 13.6% for the first half of 1998 versus a 17.7% gain for its index, the S&P 500. The market continued its remarkable bull rally in the first half of 1998 with the S&P 500 returning 17.7% for the first half of the year. Fund A has performed well versus other funds in a difficult period for actively managed funds. The market return has been dominated by the largest 20 companies in the S&P 500. This narrow market has made it challenging to add value as opportunities for excess returns resided in a few very large companies. Those companies tend to be growth oriented and selling at high valuations, and were unattractive based on Fund A's investment criteria to select undervalued stocks with above average earnings prospects.

The economic environment is ripe for continued market growth, despite some fears that markets levels are too high. Interest rates, inflation, and unemployment are low, providing support for corporate earnings growth and market appreciation. Anxiety over the Asian economic crisis and fears that earnings may not grow as expected will likely create significant short-term volatility. The market will be most sensitive to earnings announcements around companies currently trading at high valuations such as the top 20 stocks. Fund A steers clear of overvalued stocks and is situated well to capture the opportunities presented in the market going forward.

T. Scott Wittman

STATEMENT OF NET ASSETS - UNAUDITED

June 30, 1998


INVESTMENTS:
                                                Percent of        Number of            Market
COMMON STOCK:                                   Net Assets         Shares              Value
                                                ----------        ---------            ------
AEROSPACE & DEFENSE:                                1.8%
   General Dynamics                                                 11,500          $    534,750
   United Technologies                                              22,800             2,109,000
                                                                                    ------------
                                                                                       2,643,750
AUTOMOBILES & AUTO PARTS:                           2.6%
   Cooper Industries                                                25,100             1,378,931
   Ford Motor                                                       28,200             1,663,800
   General Motors                                                   10,500               701,531
                                                                                    ------------
                                                                                       3,744,262
BANKING, FINANCE & INSURANCE:                      18.6%
   Allstate                                                          4,300               393,719
   AmSouth Bancorporation                                           39,000             1,533,187
   Associates First Capital Class A                                 11,243               864,306
   Bank of Boston                                                   41,000             2,280,625
   Bank of New York                                                  8,800               534,050
   Bankers Trust New York                                           14,000             1,624,875
   Bear Stearns                                                     30,915             1,758,291
   Chase Manhattan                                                  39,600             2,989,800
   Conseco                                                          36,100             1,687,675
   First Chicago NBD                                                13,639             1,208,756
   Marsh & McLennan                                                 27,300             1,649,944
   MBIA                                                             10,400               778,700
   NationsBank                                                      20,600             1,575,900
   Paine Webber Group                                               40,750             1,747,156
   SLM Holding                                                      41,300             2,023,700
   Torchmark                                                        30,800             1,409,100
   Travelers Group                                                  44,799             2,715,939
                                                                                    ------------
                                                                                      26,775,723
BUILDINGS & MATERIALS:                              1.7%
   Centex                                                           31,200             1,177,800
   Lafarge                                                          22,500               884,531
   Masco                                                             7,100               429,550
                                                                                    ------------
                                                                                       2,491,881
CABLE, MEDIA & PUBLISHING:                          3.6%
   Dun & Bradstreet                                                 19,200               693,600
   McGraw-Hill                                                      15,900             1,296,844
   New York Times                                                   20,400             1,616,700
   Omnicom Group                                                    30,400             1,516,200
                                                                                    ------------
                                                                                       5,123,344
CHEMICALS:                                          2.0%
   Dow Chemical                                                     18,200             1,759,713
   Lyondell Petrochemicals                                          36,700             1,117,056
                                                                                    ------------
                                                                                       2,876,769


                                                Percent of        Number of            Market
                                                Net Assets         Shares              Value
                                                ----------        ---------            ------
COMPUTERS & TECHNOLOGY:                             7.7%
   American Power Conversion*                                       16,000          $    478,000
   Apple Computer*                                                  47,100             1,352,653
   Dell Computer                                                    12,400             1,150,487
   HBO & Company                                                    20,800               733,850
   Lexmark International Group A*                                   16,200               988,200
   Network Associates                                                7,650               366,005
   PeopleSoft*                                                      33,200             1,559,363
   Storage Technology*                                              37,200             1,613,550
   Sun Microsystems*                                                42,400             1,843,075
   Symantec*                                                        38,400             1,000,800
                                                                                    ------------
                                                                                      11,085,983
CONSUMER PRODUCTS:                                  6.8%
   Clorox                                                           14,600             1,392,475
   General Electric                                                 52,600             4,786,600
   Maytag                                                           12,000               592,500
   Procter & Gamble                                                 33,600             3,059,700
                                                                                    ------------
                                                                                       9,831,275
ELECTRONICS & ELECTRICAL:                           1.3%
   FirstEnergy                                                      32,100               987,075
   Xerox                                                             9,100               924,787
                                                                                    ------------
                                                                                       1,911,862
ENERGY:                                             8.4%
   Atlantic Richfield                                               17,200             1,343,750
   ENSCO International                                              44,600               774,925
   Exxon                                                            47,500             3,387,344
   Occidental Petroleum                                             36,000               972,000
   Royal Dutch Petroleum                                            46,800             2,565,225
   Texaco                                                           31,600             1,886,125
   USX-Marathon Group                                               33,200             1,139,175
                                                                                    ------------
                                                                                      12,068,544
ENVIRONMENTAL SERVICES:                             1.2%
   Honeywell                                                         2,400               200,550
   Republic Industries*                                             58,300             1,457,500
                                                                                    ------------
                                                                                       1,658,050
FOOD, BEVERAGE & TOBACCO:                           7.2%
   Campbell Soup                                                    16,800               892,500
   Coca Cola                                                        19,800             1,692,900
   ConAgra                                                           3,300               104,569
   Cracker Barrell Old Country Store                                 4,300               136,928
   Heinz (H.J.)                                                     31,650             1,776,356
   Hershey Foods                                                    17,000             1,173,000
   Philip Morris                                                    82,200             3,236,625
   Quaker Oats                                                      11,200               615,300
   RJR Nabisco Holdings                                             32,500               771,875
                                                                                    ------------
                                                                                      10,400,053


                                                Percent of        Number of            Market
                                                Net Assets         Shares              Value
                                                ----------        ---------            ------
HEALTHCARE & PHARMACEUTICALS:                      11.4%
   Amgen*                                                           33,700          $  2,204,191
   Arterial Vascular Engineering                                    22,700               810,816
   Bristol-Myers Squibb                                             33,300             3,827,419
   Health Management Associates Class A*                            13,100               438,031
   Johnson & Johnson                                                23,900             1,762,625
   Lincare Holdings*                                                24,800             1,042,375
   Merck & Company                                                  24,600             3,290,250
   Rexall Sundown*                                                   6,500               231,969
   Schering-Plough                                                  31,000             2,840,375
                                                                                    ------------
                                                                                      16,448,051
INDUSTRIAL MACHINERY:                               2.6%
   Caterpillar                                                      35,800             1,892,925
   Deere & Co                                                       17,200               909,450
   Ingersoll-Rand                                                   23,250             1,024,453
                                                                                    ------------
                                                                                       3,826,828
LEISURE, LODGING & ENTERTAINMENT:                   1.2%
   Callaway Golf                                                    35,500               698,906
   King World Productions*                                          38,400               979,200
                                                                                    ------------
                                                                                       1,678,106
METALS AND MINING:                                   .9%
   Bethlehem Steel*                                                 17,600               218,900
   USX-U S  Steel Group                                             30,900             1,019,700
                                                                                    ------------
                                                                                       1,238,600
MISCELLANEOUS:                                      1.3%
   Cendant*                                                         15,288               319,137
   Navistar International*                                          25,000               721,875
   Pitney Bowes                                                     14,900               717,063
   Timken                                                            3,100                95,519
                                                                                    ------------
                                                                                       1,853,594
RETAIL:                                             5.1%
   Fingerhut                                                        42,700             1,409,100
   Gap                                                              18,600             1,146,225
   General Nutrition*                                               10,700               333,706
   Jostens                                                          33,000               796,125
   Ross Stores                                                      27,800             1,198,875
   Safeway*                                                         21,000               854,438
   TJX                                                              64,200             1,548,825
                                                                                    ------------
                                                                                       7,287,294
TELECOMMUNICATIONS:                                 8.2%
   Ameritech                                                        50,900             2,284,138
   AT & T                                                           23,800             1,359,575
   Bell Atlantic                                                    51,916             2,368,668
   BellSouth                                                        44,600             2,993,775
   SBC Communications                                               13,599               543,960
   Tellabs*                                                         20,000             1,431,875
   US West                                                          17,700               831,900
                                                                                    ------------
                                                                                      11,813,891


                                                Percent of        Number of            Market
                                                Net Assets         Shares              Value
                                                ----------        ---------            ------
TEXTILES, APPAREL & FURNITURE:                      1.8%
   Johnson Controls                                                 33,000          $  1,883,063
   Tommy Hilfiger                                                   11,400               712,500
                                                                                    ------------
                                                                                       2,595,563
TRANSPORTATION & SHIPPING:                          1.3%
   Alaska Air Group*                                                 9,900               540,169
   AMR                                                              16,000             1,332,000
                                                                                    ------------
                                                                                       1,872,169
UTILITIES:                                          2.2%
   General Public Utilities                                         33,600             1,270,500
   Minnesota Power and Light                                         8,200               325,950
   Texas Utilities                                                  38,500             1,602,563
                                                                                    ------------
                                                                                       3,199,013

   TOTAL COMMON STOCK:
   (Cost $ 82,053,753)                             98.9%                             142,424,605
                                                                                    ------------

MONEY MARKET INSTRUMENT:                                         PAR VALUE
                                                                 ---------
Florida Power Corp
   5.96%, 7/6/98                                                $1,000,000               999,174
                                                                                    ------------

   TOTAL MONEY MARKET INSTRUMENT:
   (Cost $999,174)                                   .7%                                 999,174
                                                                                    ------------

   TOTAL INVESTMENTS
   (Cost $ 83,052,927)                             99.6%                             143,423,779
                                                                                    ------------

Other Assets Over Liabilities:                       .4%                                 582,366
                                                                                    ------------

   NET ASSETS                                     100.0%                            $144,006,145
                                                                                    ============

Net assets are represented by:
   Value of accumulation units:
   7,464,694 units at $17.723 unit value                                            $132,298,640

Annuity reserves:
   201,063 units at $17.723 unit value                                                 3,563,495
   359,617 units at $22.646 unit value                                                 8,144,010
   -------                                                                          ------------
   560,680                                                                          $144,006,145
                                                                                    ============


* Non-income producing

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS - UNAUDITED

FOR THE SIX MONTHS ENDED JUNE 30, 1998


INVESTMENT INCOME:
   Dividends                                                                                           $ 1,199,364
   Interest                                                                                                 28,558
                                                                                                       -----------
                                                                                                         1,227,922
EXPENSES:
   Investment management services                                                 $  223,565
   Mortality and expense guarantees                                                  660,698               884,263
                                                                                  ----------           -----------
NET INVESTMENT INCOME                                                                                      343,659

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                                8,687,103
   Increase in net unrealized appreciation of investments                          8,669,202
                                                                                  ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                         17,356,305
                                                                                                       -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $17,699,964
                                                                                                       ===========


STATEMENTS OF CHANGES IN NET ASSETS - UNAUDITED

                                                                     For the Six Months
                                                                        Ended June 30                  Year Ended
                                                                   1998              1997             December 31,
                                                                Unaudited         Unaudited               1997
                                                                ---------         ---------           ------------
CHANGES FROM OPERATIONS:
   Net investment income                                       $    343,659      $    473,382         $    945,635
   Net realized gain on investments                               8,687,103         6,140,015           15,561,276
   Increase in net unrealized
     appreciation of investments                                  8,669,202        12,414,922           17,892,073
                                                               ------------      ------------         ------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                        17,699,964        19,028,319           34,398,984

Net decrease from equity transactions                            (5,151,882)       (5,018,539)         (11,845,771)
                                                               ------------      ------------         ------------

TOTAL INCREASE IN NET ASSETS                                     12,548,082        14,009,780           22,553,213

Net assets at beginning of period                               131,458,063       108,904,850          108,904,850
                                                               ------------      ------------         ------------

NET ASSETS AT END OF PERIOD                                    $144,006,145      $122,914,630         $131,458,063
                                                               ============      ============         ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS - UNAUDITED

June 30, 1998

1.  SIGNIFICANT ACCOUNTING POLICIES
THE FUND: The Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

INVESTMENTS: Security transactions are accounted for on the date the securities are purchased or sold. Stocks are valued at the closing sales prices for those traded on a national stock exchange and the mean between the quoted bid and asked prices for those traded over-the-counter. Short-term investments are stated at cost which approximates market. The cost of investments sold is determined using the specific identification method.

FEDERAL INCOME TAXES: Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

INCOME: Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5%, or 6%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5%, or 6%.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS
The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during the period ended June 30, 1998 amounted to $19,420,902 and $24,660,613, respectively.

3.  EXPENSES AND SALES CHARGES
Amounts are paid to The Lincoln National Life Insurance Company for investment management services at the rate of .000885% of the current value of the Fund per day (.323% on an annual basis) and for mortality and expense guarantees at the rate of .002745% of the current value of the Fund per day (1 002% on an annual basis). In addition, The Lincoln National Life Insurance Company retained
$6,082 02 from the proceeds of the sale of annuity contracts during the six months ended June 30, 1998 for sales and administrative charges. Accordingly, The Lincoln National Life Insurance Company is responsible for all sales, general, and administrative expenses applicable to the Fund.

NOTES TO FINANCIAL STATEMENTS - UNAUDITED
(CONTINUED)

The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interesting bearing accounts. For the period ended June 30, 1998, the custodial fee offset arrangement was not material to either expenses or to the calculation of average net assets and the ratio of expenses to average net assets.

4.  NET ASSETS
Net assets at June 30, 1998 consisted of the following:

   Equity transactions                                         ($158,444,460)
   Accumulated net investment income                              73,626,046
   Accumulated net realized gain on investments                  170,372,082
   Net unrealized appreciation of investments                     58,452,477
                                                                ------------
                                                                $144,006,145
                                                                ============


5.  SUMMARY OF CHANGES IN EQUITY TRANSACTIONS

                                                            Six Months Ended                     Year Ended
                                                             June 30, 1998                    December 31, 1997
                                                       Units              Amount         Units                 Amount
                                                     ---------         ------------     ---------            ------------
Accumulation Units:
   Balance at beginning of period                    7,722,501        ($146,214,289)    8,462,449           ($135,982,849)
   Contract purchases                                   45,851              777,265       152,590               2,092,826
   Terminated contracts                               (303,658)          (5,151,122)     (892,538)            (12,324,266)
                                                     ---------         ------------     ---------            ------------
      Balance at end of period                       7,464,694        ($150,588,146)    7,722,501           ($146,214,289)
                                                     =========         ============     =========            ============

   Annuity Reserves:
   Balance at beginning of period                      600,319          ($7,078,289)      699,953             ($5,463,958)
   Annuity payments                                    (39,639)            (778,025)      (88,185)             (1,400,844)
   Receipt of guarantee mortality adjustments                0                    0       (11,449)               (213,487)
                                                     ---------         ------------     ---------            ------------
   Balance at end of period                            560,680          ($7,856,314)      600,319             ($7,078,289)
                                                     =========         ============     =========            ============

NOTES TO FINANCIAL STATEMENTS - UNAUDITED
(CONTINUED)

6.  SUPPLEMENTAL INFORMATION - SELECTED PER UNIT DATA AND RATIOS
The following is selected financial data for a unit outstanding throughout each period:

                                        Six Months Ended
                                         June 30, 1998
                                          (Unaudited)           1997        1996        1995        1994       1993
                                        ----------------        ----        ----        ----        ----       ----

   Investment income                        $  .145           $  .286     $  .267      $ .251      $ .217     $ .204
   Expenses                                    .104              .178        .139        .114        .095       .090
                                            -------           -------     -------      ------      ------     ------
   Net investment income                       .041              .108        .128        .137        .122       .114

   Net realized and unrealized
   gain(loss) on investments                  2.082             3.755       1.735       2.539       (.040)      .522
                                            -------           -------     -------      ------      ------     ------

   Increase in accumulation
   unit value                                 2.123             3.863       1.863       2.676        .082       .636
   Accumulation unit value
   at beginning of year                      15.600            11.737       9.874       7.198       7.116      6.480
                                            -------           -------     -------      ------      ------     ------
Accumulation unit value
at end of period                            $17.723           $15.600     $11.737      $9.874      $7.198     $7.116
                                            =======           =======     =======      ======      ======     ======

Ratio of expenses to average
   net assets                                  1.28%*            1.27%       1.28%       1.28%       1.27%      1.27%
Ratio of net investment income
   to average net assets                        .50%*             .77%       1.17%       1.65%       1.75%      1.72%
Portfolio turnover rate                       14.13%            32.56%      49.94%      48.95%      64.09%     49.90%
Number of accumulation units
   outstanding at end of period
   (expressed in thousands)
   Accumulation units                         7,465             7,723       8,462       9,569       9,908     11,538
   Reserve units                                561               600         700         831         863        945


*  Annualized

BOARD OF MANAGERS

Kelly D. Clevenger
Chairman, Board of Managers
Vice President, Lincoln National Life
Insurance Co., Fort Wayne, Ind.

Nancy L. Frisby, CPA, Manager
Regional Vice President/Chief Financial
Officer, St. Joseph Medical Center,
Fort Wayne, Ind.

John B. Borsch, Jr., Manager
Associate Vice President, Investments,
Northwestern University, Evanston, Ill.

Kenneth G. Stella
President, Indiana Hospital and
Health Association
Indianapolis, IN

Barbara S. Kowalczyk, Manager
Senior Vice President, Lincoln National
Corp., Fort Wayne, Ind. and Lincoln
National China (China, Inc.)

SAFEKEEPER OF SECURITIES
Bankers Trust Company
New York, N.Y.

INDEPENDENT AUDITORS
Ernst & Young LLP
Fort Wayne, Ind.

INVESTMENT MANAGER
Lincoln National Life Insurance Co.
Fort Wayne, Ind.



(TM) [LINCOLN NATIONAL
LIFE INSURANCE CO. LOGO]

Fort Wayne, Indiana 46801